Schedule I - Condensed Financial Information (Parent Only) - Condensed Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
External revenue	$ 21,978	$ 14,543	$ 19,394	$ 12,816
Total revenue	23,170	15,438	20,551	13,944
Costs and operating expenses:
Cost of sales	15,058	14,392	19,718	13,153
Research and development expenses	55,949	33,443	60,624	24,463
Selling, general, and administrative expenses	33,795	15,694	25,956	27,036
Total costs and operating expenses	104,802	63,529	106,298	64,652
Operating loss	(81,632)	(48,091)	(85,747)	(50,708)
Interest expense	6,010	8	1,891	1
Unrealized loss on derivative liability	15,411		533
Loss before income tax benefit	(103,053)	(48,099)	(88,171)	(50,709)
Income tax expense (benefit)	(52)	(294)	(265)	(54)
Net loss	(103,001)	(47,805)	(87,906)	(50,655)
Less: net loss attributable to non-controlling interests	(114)	(144)	(191)	(55)
Net loss attributable to Athenex, Inc.	(102,887)	(47,661)	(87,715)	(50,600)
Unrealized gain (loss) on investment, net of income taxes	(30)	62	(33)	91
Foreign currency translation adjustment, net of income taxes	922	(477)	(1,048)	(397)
Comprehensive loss	$ (101,995)	$ (48,076)	(88,796)	(50,906)
Parent Company
Revenue:
External revenue			8,799	6,015
Earnings from subsidiary			10,348	6,187
Total revenue			19,147	12,202
Costs and operating expenses:
Cost of sales			20,590	12,412
Research and development expenses			60,058	23,878
Selling, general, and administrative expenses			23,501	25,737
Total costs and operating expenses			104,149	62,027
Operating loss			(85,002)	(49,825)
Interest expense			1,904	193
Unrealized loss on derivative liability			533
Loss before income tax benefit			(87,439)	(50,018)
Income tax expense (benefit)			(182)	6
Net loss			(87,257)	(50,024)
Less: net loss attributable to non-controlling interests			(191)	(55)
Net loss attributable to Athenex, Inc.			(87,066)	(49,969)
Unrealized gain (loss) on investment, net of income taxes			(33)	91
Foreign currency translation adjustment, net of income taxes			(85)
Comprehensive loss			$ (87,184)	$ (49,878)